CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) income for the year	$ 9,940.0	$ (7,704.0)	$ (7,989.0)
Will be reclassified subsequently to profit or loss
Currency translation adjustments (no effect on Income Tax)	(6,390.0)	(2,513.0)	(3,995.0)
DFI effects classified as hedges	342.0	(411.0)	(689.0)
Income Tax effects on DFI classified as hedges and others	(128.0)	32.0	199.0
Will not be reclassified subsequently to profit or loss
Actuarial results	(35.0)	204.0	97.0
Income Tax effects	12.0	(62.0)	(30.0)
Other components of the comprehensive (loss), net of tax	(6,199.0)	(2,750.0)	(4,418.0)
Total Comprehensive (loss) income	3,741.0	(10,454.0)	(12,407.0)
Attributable to:
Controlling Company	3,970.0	(10,868.0)	(12,737.0)
Non-controlling interest	$ (229.0)	$ 414.0	$ 330.0